Intangible Assets (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets [Abstract]
Patents and copyrights	$ 16,612	$ 18,350
Accumulated amortization	(13,734)	(14,448)
Intangible assets	$ 2,878	$ 3,902